Share-Based Payment Arrangements (Narrative) (Details) £ / shares in Units, £ in Thousands						6 Months Ended
	Oct. 30, 2019 shares	Jul. 31, 2019 shares £ / shares	Nov. 14, 2018 shares £ / shares	Nov. 01, 2018 shares	Jul. 16, 2018 shares	Dec. 31, 2019 GBP (£) shares £ / shares	Dec. 31, 2018 GBP (£) shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation | £						£ 7,000	£ 5,010
2019 Equity Incentive Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options granted (in shares)		508,447
Award vesting period						4 years
Weighted average exercise price of share options granted in share-based payment arrangement | £ / shares		£ 0
Weighted average remaining contractual life (in years)						4 years
2018 Equity Incentive Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options granted (in shares)			36,000		827,400
Award vesting period						4 years
Weighted average exercise price of share options granted in share-based payment arrangement | £ / shares			£ 0
Weighted average remaining contractual life (in years)						3 years
Options forfeited (in shares)						15,503	1,200
Options exercised (in shares)						197,347	0
Options expired (in shares)						0	0
Equity Incentive Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options outstanding (in shares)						1,080,441	862,200
Weighted average exercise price of share options outstanding in share-based payment arrangement | £ / shares						£ 0
2019 Sharesave
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options granted (in shares)	267,411
Weighted average remaining contractual life (in years)						3 years
Employee contribution period						3 years
2018 Sharesave
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options granted (in shares)				594,028
Weighted average remaining contractual life (in years)						2 years
Options forfeited (in shares)						38,961	4,928
Options exercised (in shares)						0	0
Options expired (in shares)						0	0
Employee contribution period						3 years
Sharesave Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options outstanding (in shares)						788,619	589,100